TRADE RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2021
TRADE RECEIVABLES
Schedule of information about trade receivables

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Trade receivables	754,386	747,247
Less: provision for impairment	(695,604)	(645,777)
	58,782	101,470

Schedule of aging analysis of the Company's trade receivables, based on the invoice date

An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Within 90 days	18,982	34,309
Between 3 and 6 months	4,935	52,477
More than 6 months	34,865	14,684
	58,782	101,470